COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Weighted Average Remaining Lease Term And Discount Rate
	Year ended December 31,
	2022	2021

Weighted average remaining lease term	2.1 years	2.9 years
Weighted average discount rate	1.49%	1.39%

Schedule of Maturities of Operating Lease Liabilities
Year ending December 31,
2023	2,553
2024	2,090
2025	526
2026 and thereafter	21

Total lease payments	5,190

Less - imputed interest	(69)

Present value of lease liabilities	5,121